Expense Example	Oct. 31, 2024 USD ($)
(AllianzIM U.S. Large Cap Buffer10 Jul ETF) | AllianzIM U.S. Large Cap Buffer10 Jul ETF | AllianzIM U.S. Large Cap Buffer10 Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Large Cap Buffer20 Jul ETF) | AllianzIM U.S. Large Cap Buffer20 Jul ETF | AllianzIM U.S. Large Cap Buffer20 Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF) | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF | AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF) | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
(AllianzIM U.S. Equity Buffer15 ETF) | AllianzIM U.S. Equity Buffer15 ETF | AllianzIM U.S. Equity Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
(AllianzIM U.S. Equity Buffer100 Protection ETF) | AllianzIM U.S. Equity Buffer100 Protection ETF | AllianzIM U.S. Equity Buffer100 Protection ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	$ 205